Average Annual Total Returns - DWS CROCI Equity Dividend Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 18, 1988	(14.68%)	8.72%	7.95%	(14.73%)	7.54%	7.17%	(6.86%)	7.05%	6.53%	Jun. 05, 2017	(11.71%)	9.50%	8.39%	Sep. 11, 1995	(10.17%)	9.21%	7.78%	Oct. 01, 2003	(9.76%)	9.70%	8.30%	Aug. 19, 2002	(9.25%)	10.31%	8.90%	Feb. 28, 2005	(9.31%)	10.26%	8.85%	2.80%	9.74%	10.50%